Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings		$ 1,315,176,000	$ 1,880,105,000
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		1,714,443,000	1,754,939,000
Assets		64,640,000	76,614,000
Liabilities		1,943,000	3,681,000
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[1]	799,978,000	664,345,000
Assets	[1]	26,492,000	26,084,000
Liabilities	[1]	234,000	430,000
Gains/(Losses)	[1]	604,000	577,000
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		1,714,443,000	1,754,939,000
Assets		1,943,000	3,681,000
Liabilities		64,640,000	76,614,000
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[1]	799,978,000	664,345,000
Assets	[1]	234,000	430,000
Liabilities	[1]	26,992,000	26,584,000
Gains/(Losses)	[1]	(604,000)	(577,000)
Interest Rate Swap [Member] | Debt [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[2]	1,150,000,000	1,654,000,000
Assets	[2]	6,519,000	24,811,000
Liabilities	[2]	5,705,000	3,910,000
Gains/(Losses)	[2]	(23,194,000)	(12,126,000)
Long Term Debt [Member] | Debt [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	[2],[3]	1,150,000,000	1,654,000,000
Gains/(Losses) related to term borrowings	[2],[4]	$ 23,414,000	$ 12,272,000

[1]	Gains/losses included in the All o ther expense section of the Consolidated Statements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.